World Omni Auto Receivables Trust 2015-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2015

Dates Covered
Collections Period	12/01/15 - 12/31/15
Interest Accrual Period	12/15/15 - 01/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/15	951,697,650.42	46,845
Yield Supplement Overcollateralization Amount 11/30/15	42,899,382.63	0
Receivables Balance 11/30/15	994,597,033.05	46,845
Principal Payments	28,168,593.60	599
Defaulted Receivables	1,447,086.42	62
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/15	41,130,070.63	0
Pool Balance at 12/31/15	923,851,282.40	46,184

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	89.30%

Prepayment ABS Speed	1.40%

Overcollateralization Target Amount	41,573,307.71
Actual Overcollateralization	37,828,276.12

Weighted Average APR	4.42%
Weighted Average APR, Yield Adjusted	6.31%
Weighted Average Remaining Term	61.09

Delinquent Receivables:
Past Due 31-60 days	10,484,160.61	500
Past Due 61-90 days	2,396,750.88	111
Past Due 91-120 days	787,828.45	35
Past Due 121 + days	0.00	0
Total	13,668,739.94	646

Total 31+ Delinquent as % Ending Pool Balance	1.48%

Recoveries	630,391.01

Aggregate Net Losses/(Gains) - December 2015	816,695.41

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.99%
Prior Period Net Loss Ratio	0.15%
Second Prior Period Net Loss Ratio	0.12%
Third Prior Period Net Loss Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Flow of Funds	$ Amount

Collections	32,455,198.28
Advances	23,509.30
Investment Earnings on Cash Accounts	4,141.24
Servicing Fee	(828,830.86)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	31,654,017.96

Distributions of Available Funds
(1) Class A Interest	833,532.97
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	30,782,573.32
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	31,654,017.96

Servicing Fee	828,830.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 12/15/15	916,805,579.60
Principal Paid	30,782,573.32
Note Balance @ 01/15/16	886,023,006.28

Class A-1
Note Balance @ 12/15/15	123,645,579.60
Principal Paid	30,782,573.32
Note Balance @ 01/15/16	92,863,006.28
Note Factor @ 01/15/16	42.9921325%

Class A-2a
Note Balance @ 12/15/15	280,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	280,000,000.00
Note Factor @ 01/15/16	100.0000000%

Class A-2b
Note Balance @ 12/15/15	133,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	133,000,000.00
Note Factor @ 01/15/16	100.0000000%

Class A-3
Note Balance @ 12/15/15	234,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	234,000,000.00
Note Factor @ 01/15/16	100.0000000%

Class A-4
Note Balance @ 12/15/15	125,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	125,000,000.00
Note Factor @ 01/15/16	100.0000000%

Class B
Note Balance @ 12/15/15	21,160,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	21,160,000.00
Note Factor @ 01/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	871,444.64
Total Principal Paid	30,782,573.32
Total Paid	31,654,017.96

Class A-1
Coupon	0.41000%
Interest Paid	43,653.76
Principal Paid	30,782,573.32
Total Paid to A-1 Holders	30,826,227.08

Class A-2a
Coupon	0.96000%
Interest Paid	224,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	224,000.00

Class A-2b
One-Month Libor	0.33050%
Coupon	0.73050%
Interest Paid	83,662.54
Principal Paid	0.00
Total Paid to A-2b Holders	83,662.54

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8635347
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.5031643
Total Distribution Amount	31.3666990

A-1 Interest Distribution Amount	0.2021007
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	142.5119135
Total A-1 Distribution Amount	142.7140142

A-2a Interest Distribution Amount	0.8000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8000000

A-2b Interest Distribution Amount	0.6290417
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.6290417

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/15	119,285.06
Balance as of 12/31/15	142,794.36
Change	23,509.30

Reserve Account
Balance as of 12/15/15	2,581,024.89
Investment Earnings	328.91
Investment Earnings Paid	(328.91)
Deposit/(Withdrawal)	-
Balance as of 01/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89